Exhibit 99.5

Monthly Noteholder’s Statement
Synchrony Credit Card Master Note Trust
Series 2016-3

Class A 1.5800% Notes
Class B 1.9100% Notes
Class C 2.3000% Notes
Class D 2.9500% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the “Indenture”) between Synchrony Credit Card Master Note Trust (the “Issuer”) and Deutsche Bank Trust Company Americas, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2016-3 Indenture Supplement (the “Indenture Supplement”), dated as of September 22, 2016, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2016-3 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of September 16, 2019, and with respect to the performance of the Trust during the Monthly Period ended August 31, 2019 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	08/30/2019
Monthly Period Beginning:	08/01/2019
Monthly Period Ending:	08/31/2019
Previous Payment Date:	08/15/2019
Payment Date:	09/16/2019
Interest Period Beginning:	08/15/2019
Interest Period Ending:	09/15/2019
Days in Interest Period:	32
Days in Monthly Period:	31
Loss Cycles in Period:	27
Is there a Reset Date?	No

I. Trust Receivables Information

a.	Number of Accounts Beginning*		13,432,943
b.	Number of Accounts Ending*		13,379,199
c.	Average Account Balance (q / b)		763.12

d.	BOP Principal Receivables		10,352,885,538.05
e.	BOP Finance Charge Receivables		500,014,344.45
f.	BOP Total Receivables		10,852,899,882.50

g.	Increase in Principal Receivables from Additional Accounts		0.00
h.	Increase in Principal Activity on Existing Securitized Accounts		1,515,581,528.59
i.	Increase in Finance Charge Receivables from Additional Accounts		0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts		223,123,709.68
k.	Increase in Total Receivables		1,738,705,238.27

l.	Decrease in Principal Receivables due to Account Removal		0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts		1,658,593,880.76
n.	Decrease in Finance Charge Receivables due to Account Removal		0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts		211,634,980.86
p.	Decrease in Total Receivables		1,870,228,861.62

q.	EOP Aggregate Principal Receivables		10,209,873,185.88
r.	EOP Finance Charge Receivables		511,503,073.27
s.	EOP Total Receivables		10,721,376,259.15

t.	Excess Funding Account Balance		0.00

u.	Required Principal Balance		9,331,641,037.57
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)		561,543,025.22
w.	Free Equity Amount		2,394,869,286.31

x.	Risk Retention - Dodd-Frank
	i. Required Seller’s Interest (as of EOP)		427,040,525.60
	ii. Seller’s Interest (as of EOP)		1,669,062,673.87

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	8,540,810,512.00

	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	1,516,637,137.00
	iv.	As of Payment Date	7,024,173,375.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	790,830,525.57
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	0.00
	iv.	Reductions in Required Excess Collateral Amount	136,711,418.00
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	654,119,107.57

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	758,318,569.00
	ii.	Controlled Deposit Amount	758,318,568.00
	iii.	Withdrawal for Principal Payment	1,516,637,137.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	8,573,322,468.57
	ii.	Beginning of Interest Period	8,573,322,468.57
	iii.	As of Payment Date	7,678,292,482.57

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	25.2923%
	ii.	Prior Monthly Period	24.9485%
	iii.	Two Months Prior Monthly Period	25.3052%
	iv.	Three-Month Average	25.1820%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	15.6229%
	ii.	Prior Monthly Period	15.7278%
	iii.	Two Months Prior Monthly Period	15.6020%
	iv.	Three-Month Average	15.6509%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	4.6123%
	ii.	Prior Monthly Period	4.8347%
	iii.	Two Months Prior Monthly Period	4.7295%
	iv.	Three Months Prior Monthly Period	5.7449%
	v.	Three-Month Average	4.7255%
	vi.	Four-Month Average	4.9804%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	4.7729%
	ii.	Prior Monthly Period	4.9871%
	iii.	Two Months Prior Monthly Period	4.8776%
	iv.	Three Months Prior Monthly Period	5.9884%
	v.	Three-Month Average	4.8792%
	vi.	Four-Month Average	5.1565%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	3.8975%
	ii.	Prior Monthly Period	4.1259%
	iii.	Two Months Prior Monthly Period	4.0457%
	iv.	Three Months Prior Monthly Period	4.9116%
	v.	Three-Month Average	4.0230%
	vi.	Four-Month Average	4.2452%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	4.0581%
	ii.	Prior Monthly Period	4.2783%
	iii.	Two Months Prior Monthly Period	4.1938%
	iv.	Three Months Prior Monthly Period	5.1550%
	v.	Three-Month Average	4.1767%
	vi.	Four-Month Average	4.4213%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)	16.3929%

h.	Default Amount for Defaulted Accounts	41,177,384.59

i.	Recovery Amount	6,166,794.98

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)	35,010,589.61

k.	Number of Accounts Charged Off	20,055

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)	1,745.73

m.	Collections
	i.	Total Trust Finance Charge Collections	212,039,929.49
	ii.	Total Trust Principal Collections	1,617,416,496.17
	iii.	Total Trust Collections	1,829,456,425.66

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	198,801	1.4859%	299,958,334.98	2.7978%
	ii.	30-59 Days Delinquent	45,099	0.3371%	88,584,274.94	0.8262%
	iii.	60-89 Days Delinquent	29,640	0.2215%	65,712,111.40	0.6129%
	iv.	90-119 Days Delinquent	21,613	0.1615%	50,879,639.86	0.4746%
	v.	120-149 Days Delinquent	12,393	0.0926%	39,179,100.66	0.3654%
	vi.	150-179 Days Delinquent	9,733	0.0727%	32,255,360.98	0.3009%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	317,279	2.3714%	576,568,822.82	5.3778%

IV. Series Performance Data

a.	Portfolio Yield
	i.	Current	11.7566%
	ii.	Prior Monthly Period	20.5869%
	iii.	Two Months Prior Monthly Period	20.4381%
	iv.	Three-Month Average	17.5939%
b.	Base Rate
	i.	Current	3.6906%
	ii.	Prior Monthly Period	3.6906%
	iii.	Two Months Prior Monthly Period	3.6906%
	iv.	Three-Month Average	3.6906%
c.	Excess Spread Percentage
	i.	Current	8.0660%
	ii.	Prior Monthly Period	16.8963%
	iii.	Two Months Prior Monthly Period	16.7475%
	iv.	Quarterly Excess Spread Percentage	13.9033%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.	1,001.316667

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.	1.316667

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.	1,000.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.	1,001.591667

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.	1.591667

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.	1,000.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.	1,001.916667

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.	1.916667

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.	1,000.000000

j.	The total amount of the distribution to Class D Noteholders per $1000 Note Initial Principal Balance.	1,002.458333

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on the Class D Notes, per $1000 Note Initial Principal Balance.	2.458333

l.	The amount of the distribution set forth in paragraph j. above in respect of principal on the Class D Notes, per $1000 Note Initial Principal Balance.	1,000.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		700,000,000.00
b.	Class B Note Initial Principal Balance		67,123,287.00
c.	Class C Note Initial Principal Balance		57,534,247.00
d.	Class D Note Initial Principal Balance		86,301,370.00
e.	Initial Excess Collateral Amount (As of Payment Date)		47,945,206.00
f.	Initial Collateral Amount (As of Payment Date)		958,904,110.00

g.	Class A Note Principal Balance
	i.	Beginning of Interest Period	700,000,000.00
	ii.	Principal Payment	700,000,000.00
	iii.	As of Payment Date	0.00

h.	Class B Note Principal Balance
	i.	Beginning of Interest Period	67,123,287.00
	ii.	Principal Payment	67,123,287.00
	iii.	As of Payment Date	0.00

i.	Class C Note Principal Balance
	i.	Beginning of Interest Period	57,534,247.00
	ii.	Principal Payment	57,534,247.00
	iii.	As of Payment Date	0.00

j.	Class D Note Principal Balance
	i.	Beginning of Interest Period	86,301,370.00
	ii.	Principal Payment	86,301,370.00
	iii.	As of Payment Date	0.00

k.	Excess Collateral Amount
	i.	Beginning of Interest Period	47,945,206.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	47,945,206.00
	iv.	As of Payment Date	0.00

l.	Collateral Amount
	i.	Beginning of Interest Period	503,424,658.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	47,945,206.00
	vi.	Principal Accumulation Account Deposit	455,479,452.00
	vii.	As of Payment Date	0.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	0.0000%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	0.00

m.	Required Excess Collateral Amount (As of Payment Date)		0.00

VII. Investor Charge-Offs and Reallocated Principal Collections (Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		503,424,658.00
b.	Allocation Percentage Numerator - for Principal Collections		958,904,110.00
c.	Allocation Percentage Denominator
	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	10,352,885,538.04
	ii.	Number of Days at Balance	31
	iii.	Average Principal Balance	10,352,885,538.04
d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		8,573,322,468.57
e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		9,331,641,037.57
f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.iii. or d.)		4.8627%
g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.iii. or e.)		9.2622%
h.	Series Allocation Percentage		10.2758%

IX. Collections and Allocations		Trust	Series

a.	Finance Charge Collections	212,039,929.49	10,310,761.73
b.	Recoveries	6,166,794.98	299,869.70
c.	Principal Collections	1,617,416,496.17	149,808,221.31
d.	Default Amount	41,177,384.59	2,002,312.48
e.	Dilution	90,116,635.91	8,346,775.86
f.	Investor Uncovered Dilution Amount	0.00	0.00
g.	Dilution including Fraud Amount	91,502,123.21

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections	10,310,761.73
	ii.	Excess Finance Charge Collections allocable to Series 2016-3	0.00
	iii.	Principal Accumulation Account Investment Proceeds	778,429.19
	iv.	Investment earnings in the Reserve Account	7,812.23
	v.	Reserve Account Draw Amount	0.00
	vi.	Net Swap Receipts	N/A
	vii.	Recoveries	299,869.70
i.	Available Finance Charge Collections (Sum of h.i through h.vii)		11,396,872.85
j.	Total Collections (c.Series + i.)		161,205,094.16
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)		1,350,972.04

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		11,396,872.85

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	35.97

ii.	To the Servicer:
	a.	Noteholder Servicing Fee	839,041.10
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	839,041.10

iii.	On a pari passu basis:
	a.	Class A Monthly Interest	921,666.67
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest	106,837.90
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	110,273.97
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	On a pari passu basis:
	a.	Class D Monthly Interest	212,157.53
	b.	Class D Deficiency Amount	0.00
	c.	Class D Additional Interest	0.00
	d.	Class D Additional Interest not paid on prior Payment Date	0.00

vii.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	2,002,312.48
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

viii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

ix.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

x.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xii.	On a pari passu basis:

	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A

	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A

	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A

	d.	Partial or early termination or other additional amount owed to Class D Swap Counterparty	N/A

xiii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		7,204,547.23

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	7,204,547.23

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2016_3 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One	115,273,040.09
b.	Finance Charge Shortfall for Series 2016-3	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2016-3	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections	149,808,221.31
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7	0.00
c.	Plus: Shared Principal Collections allocated to this Series	303,668,918.21
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)	2,002,312.48
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)	0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)	0.00

g.	Available Principal Collections (Deposited to Principal Account)			455,479,452.00
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		0.00
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		455,479,452.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		0.00
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	700,000,000.00
		b.	Principal paid to Class B Noteholders	67,123,287.00
		c.	Principal paid to Class C Noteholders	57,534,247.00
		d.	Principal paid to Class D Noteholders	86,301,370.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2016-3)		1,230,108,159.66
	vii.	Series Principal Shortfall		303,668,918.21
	viii.	Shared Principal Collections allocated to this Series from other Series		303,668,918.21

XIII. Series 2016-3 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)		2
b.	Controlled Accumulation Amount		455,479,452.00
c.	Controlled Deposit Amount		455,479,452.00
d.	Accumulation Shortfall		0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	455,479,452.00
	ii.	Controlled Deposit Amount	455,479,452.00
	iii.	Withdrawal for Principal Payment	910,958,904.00
	iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date	05/15/2019
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)	4,554,794.52
c.	Beginning Available Reserve Account Amount	4,554,794.52
d.	Reserve Draw Amount	0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	4,554,794.52
h.	Ending Available Reserve Account Amount	0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage	0.00%
b.	Required Spread Account Amount	0.00
c.	Beginning Available Spread Account Amount	0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e.	Withdrawal pursuant to 4.11 (b) - Class D Expected Principal Payment Date	0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j.	Ending Available Spread Account Amount	0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount		No
	Free Equity:
	i.	Free Equity Amount	2,394,869,286.31
	ii.	Minimum Free Equity Amount	561,543,025.22
	iii.	Excess Free Equity Amount	1,833,326,261.09

b.	The Note Trust Principal Balance is less than the Required Principal Balance**		No
	Note Trust Principal Balance:
	i.	Note Trust Principal Balance	10,209,873,185.88
	ii.	Required Principal Balance	7,678,292,482.57
	iii.	Excess Principal Balance	2,531,580,703.31

c.	The three-month average Portfolio Yield is less than three-month average Base Rate		No
	Portfolio Yield:
	i.	Three month Average Portfolio Yield	17.5939%
	ii.	Three month Average Base Rate	3.6906%
	iii.	Three month Average Excess Spread	13.9033%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	09/16/2019
	ii.	Current Payment Date	09/16/2019

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?	No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?	No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?	No

h.	Has an early amortization event occurred?	No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 11th day of September 2019.

Synchrony Financial, as Servicer

By:	/s/ Andrew Lee
Name:	Andrew Lee
Its:	Authorized Signatory

*The amounts set forth for each of Number of Accounts Beginning and Number of Accounts Ending include certain accounts that have a zero balance and have been closed primarily due to loss, theft or fraud.

**Calculated after giving effect to any payment of principal on Notes to occur on the related Payment Date.

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